FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following table sets forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of December 31, 2025 and 2024:

	Assets at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total

Mutual funds	$175,396,077	$—	$—	$175,396,077
Kulicke and Soffa Industries, Inc. common stock	6,096,529	—	—	6,096,529
Self-directed brokerage account	9,305,424	—	—	9,305,424
Total investment assets at fair value	$190,798,030	$—	$—	$190,798,030

	Assets at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total

Mutual funds	$157,831,260	$—	$—	$157,831,260
Kulicke and Soffa Industries, Inc. common stock	6,518,177	—	—	6,518,177
Self-directed brokerage account	7,727,850	—	—	7,727,850
Total investment assets at fair value	$172,077,287	$—	$—	$172,077,287